Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Ordinary shares		Share premium	Receivable on account of shares	Conversion option of convertible loans	Contribution to equity by controlling shareholder	Foreign currency translation reserve	Total
Balance at Dec. 31, 2018	$ 14		$ 4,717	$ (76)	$ 46			$ 54
Balance (in Shares) at Dec. 31, 2018	10,987,747
Total other comprehensive loss								(3,689)
Issuance of Ordinary shares	$ 1		441					442
Issuance of Ordinary shares (in Shares)	425,183
Consideration for warrants exercised in 2018			39					39
Consideration for warrants exercised in 2018 (in Shares)
Share-based payment			202					202
Issuance of SAFE			1,406					1,406
Balance at Dec. 31, 2019	$ 15		6,805	(76)	46			(1,546)
Balance (in Shares) at Dec. 31, 2019	11,412,930
Net Loss								(3,689)
Total other comprehensive loss								(24,331)
Issuance of SAFE and warrants			879					879
Issuance of Ordinary shares and warrants	$ 1		2,328					2,329
Issuance of Ordinary shares and warrants (in Shares)	885,576
Consideration for shares issued in 2017				75				75
Conversion of SAFE	$ 2		(2)
Conversion of SAFE (in Shares)	1,194,639
Exercise of warrants		[1]	286	(8)				278
Exercise of warrants (in Shares)	146,306
Consideration for warrants exercised in 2018								3,931
Share-based payment			570					570
Balance at Dec. 31, 2020	$ 18		10,866	(9)	46			(21,746)
Balance (in Shares) at Dec. 31, 2020	13,639,451
Net Loss								$ (24,331)
Balance (in Shares) at Dec. 31, 2020								13,639,451
Total other comprehensive loss							188	$ 188
Contribution to equity by a controlling shareholder (Note 3a)						582		582
Collection of receivable				9				9
Conversion of SAFE	$ 1							1
Conversion of SAFE (in Shares)	379,593
Conversion of convertible loan	$ 1		193		(46)			148
Conversion of convertible loan (in Shares)	956,333
Consideration for warrants exercised in 2018								9,814
Share-based payment			10,899					10,899
Exercise of SAFE option	$ 1		2,219					2,220
Exercise of SAFE option (in Shares)	980,498
Balance at Dec. 31, 2021	$ 21		24,177			582	188	(222,934)
Balance (in Shares) at Dec. 31, 2021	15,955,875
Net Loss								$ (215,235)

[1]	Less than $1